Financial instruments and risk management (Details 3) - At fair value [member] - Currency risk [member] - MXN [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Percentage of reasonably possible increase in exchange rate	5.00%	5.00%
Effect on profit before tax from reasonably possible increase in exchange rate	$ (17,428)	$ (8,788)
Percentage of reasonably possible decrease in exchange rate	5.00%	5.00%
Effect on profit before tax from reasonably possible decrease in exchange rate	$ 17,428	$ 8,788